Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Leases [Abstract]
Finance lease costs	$ 58	$ 125
Operating lease costs	1,952	3,879
Short-term lease costs	58	125
Variable lease costs	449	714
Sublease income	(170)	(235)
Total net lease costs	$ 2,347	$ 4,608